UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               --------------

Check here if Amendment [_];   Amendment Number:
                                                 -----------
      This Amendment (Check only one.): [_] is a restatement.
                                        [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Advisor Partners, LLC
            -----------------------------
Address:    45 Belden Place, 2nd Floor
            -----------------------------
            San Francisco, CA 94104
            -----------------------------

Form 13F File Number:   28-13399
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Al Steele
        -------------------------
Title:  Chief Executive Officer
        -------------------------
Phone:  415-477-9977
        -------------------------

Signature, Place, and Date of Signing:

            /s/ Al Steele                  San Jose, CA             8-12-2009
      ---------------------------   --------------------------   --------------
             [Signature]                   [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               1
                                            -----------------

Form 13F Information Table Entry Total:          76
                                            -----------------

Form 13F Information Table Value Total:          59,936.45
                                            -----------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.         Form 13F File Number      Name

 1           28-13398                  Bellatore Financial, Inc.
 -----       -----------------------   ----------------------------------

                           FORM 13F INFORMATION TABLE


                               TITLE OF              VALUE        SHARES      SH/      PUT/  INVSTMT        OTHER   VOTING AUTHORITY
         NAME OF ISSUER        CLASS     CUSIP     (X $1000)     PRN AMT      PRN      CALL  DSCRETN       MANAGERS SOLE SHARED NONE
Abbott Laboratories            Common    002824100     820.33      17439                     SHARED-DEFINED  1       SOLE
Altria Group                   Common    02209S103     390.89      23849                     SHARED-DEFINED  1       SOLE
AMERICAN EXPRESS COMPANY       Common    025816109     336.06      14459                     SHARED-DEFINED  1       SOLE
AMGEN INCORPORATED             Common    031162100     583.82      11023                     SHARED-DEFINED  1       SOLE
APPLE COMPUTER INC             Common    037833100   1,454.07      10209                     SHARED-DEFINED  1       SOLE
Archer-Daniels-Midlnd Co       Common    039483102     287.08      10724                     SHARED-DEFINED  1       SOLE
AT&T                           Common    00206R102   1,603.10      64477                     SHARED-DEFINED  1       SOLE
BANK OF AMERICA CORP           Common    060505104     877.10      66392                     SHARED-DEFINED  1       SOLE
BANK OF NEW YORK Mellon        Common    064058100     424.17      14471                     SHARED-DEFINED  1       SOLE
BRISTOL-MYERS SQUIBB CO        Common    110122108     459.66      22629                     SHARED-DEFINED  1       SOLE
C V S CORP DEL                 Common    126650100     608.78      19093                     SHARED-DEFINED  1       SOLE
CHEVRONTEXACO CORP             Common    166764100   1,327.25      20018                     SHARED-DEFINED  1       SOLE
CISCO SYSTEMS INC              Common    17275R102   1,150.61      61695                     SHARED-DEFINED  1       SOLE
COCA COLA COMPANY              Common    191216100     910.80      18963                     SHARED-DEFINED  1       SOLE
Comcast Corp New Cl A          Common    20030N101     461.73      31907                     SHARED-DEFINED  1       SOLE
Conocophillips                 Common    20825C104     606.63      14412                     SHARED-DEFINED  1       SOLE
Corning Inc                    Common    219350105     310.72      19347                     SHARED-DEFINED  1       SOLE
Dell Inc.                      Common    24702R101     283.62      20657                     SHARED-DEFINED  1       SOLE
DISNEY WALT HLDG CO            Common    254687106     607.84      26049                     SHARED-DEFINED  1       SOLE
Dow Chemical Company           Common    260543103     240.45      14894                     SHARED-DEFINED  1       SOLE
DU PONT E I DE NEMOUR&CO       Common    263534109     299.52      11690                     SHARED-DEFINED  1       SOLE
DUKE ENERGY CORPORATION        Common    26441C105     218.91      15002                     SHARED-DEFINED  1       SOLE
E M C CORP MASS                Common    268648102     416.11      31764                     SHARED-DEFINED  1       SOLE
Ebay Inc                       Common    278642103     241.52      14099                     SHARED-DEFINED  1       SOLE
EMERSON ELECTRIC CO            Common    291011104     362.30      11182                     SHARED-DEFINED  1       SOLE
EXELON CORPORATION             Common    30161N101     514.35      10041                     SHARED-DEFINED  1       SOLE
EXXON MOBIL CORPORATION        Common    30231G102   3,325.76      47570                     SHARED-DEFINED  1       SOLE
GENERAL ELECTRIC COMPANY       Common    369604103   1,103.15      94124                     SHARED-DEFINED  1       SOLE
Gilead Sciences Inc            Common    375558103     548.96      11719                     SHARED-DEFINED  1       SOLE
HALLIBURTON CO HLDG CO         Common    406216101     237.18      11458                     SHARED-DEFINED  1       SOLE
Hewlett-Packard Company        Common    428236103   1,359.59      35160                     SHARED-DEFINED  1       SOLE
HOME DEPOT INC                 Common    437076102     482.80      20430                     SHARED-DEFINED  1       SOLE
HONEYWELL INTERNATIONAL        Common    438516106     348.05      11081                     SHARED-DEFINED  1       SOLE
INTEL CORP                     Common    458140100   1,005.68      60764                     SHARED-DEFINED  1       SOLE
INTL BUSINESS MACHINES         Common    459200101   1,719.80      16466                     SHARED-DEFINED  1       SOLE
Ishares S&P 1500 Indx Fd       Common    464287150   1,979.42      47985                     SHARED-DEFINED  1       SOLE
Ishares S&P Smallcap           Common    464287879     521.41      11075                     SHARED-DEFINED  1       SOLE
Ishares Tr Goldman Sachs       Common    464287374     898.51      32425                     SHARED-DEFINED  1       SOLE
Ishares Tr Msci Eafe Fd        Common    464287465     621.37      13564                     SHARED-DEFINED  1       SOLE
Ishares Tr Russell 3000 Index  Common    464287689     554.05      10285                     SHARED-DEFINED  1       SOLE
Ishares Tr S&P 500 Barra       Common    464287408   1,067.53      24451                     SHARED-DEFINED  1       SOLE
J P Morgan Chase & Co          Common    46625H100   1,327.56      38920                     SHARED-DEFINED  1       SOLE
JOHNSON & JOHNSON              Common    478160104   1,627.12      28641                     SHARED-DEFINED  1       SOLE
KRAFT FOODS INC CL A           Common    50075N104     405.55      15980                     SHARED-DEFINED  1       SOLE
LILLY ELI & COMPANY            Common    532457108     422.08      12183                     SHARED-DEFINED  1       SOLE
Lowes Companies Inc            Common    548661107     342.46      17643                     SHARED-DEFINED  1       SOLE
Mc Donalds Corp                Common    580135101     713.28      12407                     SHARED-DEFINED  1       SOLE
Medtronic Inc                  Common    585055106     440.30      12619                     SHARED-DEFINED  1       SOLE
MERCK & CO INC                 Common    589331107     730.48      26126                     SHARED-DEFINED  1       SOLE
METLIFE INC                    Common    59156R108     337.97      11262                     SHARED-DEFINED  1       SOLE
MICROSOFT CORP                 Common    594918104   1,767.35      74351                     SHARED-DEFINED  1       SOLE
MORGAN STANLEY                 Common    617446448     499.38      17513                     SHARED-DEFINED  1       SOLE
Occidental Pete Corp           Common    674599105     665.89      10117                     SHARED-DEFINED  1       SOLE
ORACLE CORPORATION             Common    68389X105     983.14      45898                     SHARED-DEFINED  1       SOLE
PEPSICO INCORPORATED           Common    713448108   1,037.70      18877                     SHARED-DEFINED  1       SOLE
PFIZER INCORPORATED            Common    717081103     932.66      62174                     SHARED-DEFINED  1       SOLE
PHILIP MORRIS INTL INC         Common    718172109   1,019.84      23380                     SHARED-DEFINED  1       SOLE
Procter & Gamble Co            Common    742718109   1,753.39      34278                     SHARED-DEFINED  1       SOLE
Qualcomm Inc                   Common    747525103     821.88      18182                     SHARED-DEFINED  1       SOLE
Schering Plough Corp           Common    806605101     629.60      25063                     SHARED-DEFINED  1       SOLE
Schlumberger Ltd.              Common    806857108     746.51      13790                     SHARED-DEFINED  1       SOLE
Schwab Charles Corp New        Common    808513105     206.44      11769                     SHARED-DEFINED  1       SOLE
Sector Spdr Fincl Select       Common    81369Y605     217.67      18215                     SHARED-DEFINED  1       SOLE
Texas Instruments Inc          Common    882508104     389.18      18270                     SHARED-DEFINED  1       SOLE
Time Warner Inc.               Common    887317303     366.06      14500                     SHARED-DEFINED  1       SOLE
U S Bancorp Del New            Common    902973304     363.90      20305                     SHARED-DEFINED  1       SOLE
United Parcel Service B        Common    911312106     513.40      10269                     SHARED-DEFINED  1       SOLE
UNITED TECHNOLOGIES CORP       Common    913017109     598.72      11522                     SHARED-DEFINED  1       SOLE
Unitedhealth Group Inc         Common    91324P102     406.68      16279                     SHARED-DEFINED  1       SOLE
Vanguard Intl Eqty Index       Common    922042775   2,980.74      83006                     SHARED-DEFINED  1       SOLE
Vanguard Materials             Common    92204A801     591.43      11367                     SHARED-DEFINED  1       SOLE
VERIZON COMMUNICATIONS; ODDLOT
  TENDER                       Common    92343V104   1,000.91      32569                     SHARED-DEFINED  1       SOLE
Walgreen Company               Common    931422109     359.79      12237                     SHARED-DEFINED  1       SOLE
WAL-MART STORES INC            Common    931142103   1,007.02      20778                     SHARED-DEFINED  1       SOLE
WELLS FARGO & CO NEW           Common    949746101   1,138.81      46934                     SHARED-DEFINED  1       SOLE
Wyeth Corp.                    Common    983024100     726.74      16005                     SHARED-DEFINED  1       SOLE
Yahoo! Inc                     Common    984332106     294.14      18783                     SHARED-DEFINED  1       SOLE